Condensed Combined Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance, at Dec. 31, 2017	$ 1,160	$ 82,622,222	$ (149,250)	$ (69,863,757)	$ 12,610,375
Balance, Shares at Dec. 31, 2017	11,602,754
Effect of restructuring		42,505,325			42,505,325
Other comprehensive gain/loss			288,111		288,111
Net contributions from Parent		(766,417)			(766,417)
Net loss				(30,616,098)	(30,616,098)
Balance, at Dec. 31, 2018	$ 1,160	124,361,130	138,861	(100,479,855)	24,021,296
Balance, Shares at Dec. 31, 2018	11,602,754
Effect of restructuring
Other comprehensive gain/loss			(2,684)		(2,684)
Effect of reverse merger	$ 1,149	36,395,355			36,396,504
Effect of reverse merger, Shares	11,492,999
Warrants issued to convertible debt holders		114,804			114,804
Contingent consideration for convertible debt holders		152,590			152,590
Restricted stock	$ 8	(8)
Restricted stock, Shares	80,393
Stock-based compensation, stock options		149,893			149,893
Stock-based compensation, restricted stock		127,152			127,152
Net loss				(16,738,729)	(16,738,729)
Balance, at Dec. 31, 2019	$ 2,317	$ 161,300,916	$ 136,177	$ (117,218,584)	$ 44,220,826
Balance, Shares at Dec. 31, 2019	23,176,146